SUBSEQUENT EVENTS (Details Narrative) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)
Subsequent Events [Abstract]
American depositary shares	1,250,000
Gross proceeds		$ 5,000	¥ 720,900
Net proceeds		4,700	673,500
Underwriting discount		$ 300	¥ 47,400